Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 314	$ 290
Cumulative after-tax loss on equity securities designated at FVOCI	(36)	(41)
Dividend income	$ 56	$ 42